UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2944

                       OPPENHEIMER QUEST VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: OCTOBER 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.9%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.7%
------------------------------------------------------------------------------------------------------------------------
MEDIA--7.7%
Comcast Corp., Cl. A Special, Non-Vtg. 1                                                   302,200         $   8,376,984
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                                                           827,198            17,702,037
------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                         1,614,898            32,653,238
------------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                    882,900            13,914,504
                                                                                                           -------------
                                                                                                              72,646,763
CONSUMER STAPLES--5.0%
------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.5%
Diageo plc, Sponsored ADR                                                                   79,900             4,795,598
------------------------------------------------------------------------------------------------------------------------
TOBACCO--4.5%
Altria Group, Inc.                                                                         576,200            41,682,308
ENERGY--13.1%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Halliburton Co.                                                                             66,800             5,313,940
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--12.5%
BP plc, ADR                                                                                551,200            39,857,272
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                          808,100            50,708,275
------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR 2                                                           195,500            27,043,515
                                                                                                           -------------
                                                                                                             117,609,062
FINANCIALS--29.9%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.4%
UBS AG                                                                                     465,500            50,646,400
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--9.9%
Bank of America Corp.                                                                      200,100             8,850,423
------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                             713,800            39,137,654
------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                          721,900            45,017,684
                                                                                                           -------------
                                                                                                              93,005,761
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.5%
Bear Stearns Cos., Inc. (The)                                                               79,300            10,028,278
------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                208,600            17,376,380
------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                            919,900            42,848,942
                                                                                                           -------------
                                                                                                              70,253,600
------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.5%
Everest Re Group Ltd.                                                                       98,300             9,500,695
------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                            720,500            23,603,580
------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                        311,900             9,559,735
                                                                                                           -------------
                                                                                                              42,664,010
------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.6%
Countrywide Financial Corp.                                                                364,800            12,198,912
------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                189,300            12,845,898
                                                                                                           -------------
                                                                                                              25,044,810
HEALTH CARE--5.8%
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.8%
Pfizer, Inc.                                                                             1,379,900            35,435,832
------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                     423,000            19,458,000
                                                                                                           -------------
                                                                                                              54,893,832


1                   |                         Oppenheimer Quest Value Fund, Inc.

Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.7%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--6.4%
Honeywell International, Inc.                                                              280,600         $  10,780,652
------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                46,300             1,896,911
------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                  821,800            47,968,466
                                                                                                           -------------
                                                                                                              60,646,029
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Cendant Corp.                                                                            1,274,900            21,341,826
INFORMATION TECHNOLOGY--15.2%
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.1%
Hutchinson Technology, Inc. 1                                                              377,500            10,449,200
------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                      110,200             8,959,260
                                                                                                           -------------
                                                                                                              19,408,460
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.4%
ATI Technologies, Inc. 1                                                                   231,900             4,139,415
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--12.7%
Compuware Corp. 1                                                                          999,400             8,235,056
------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                          1,599,300            45,020,295
------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                           1,225,222            11,933,662
------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                         1,271,100            28,104,021
------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2                                                  1,659,600            26,321,256
                                                                                                           -------------
                                                                                                             119,614,290
MATERIALS--4.4%
------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.3%
Dow Chemical Co. (The)                                                                     215,200             9,102,960
------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                              420,000            22,125,600
                                                                                                           -------------
                                                                                                              31,228,560
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Phelps Dodge Corp.                                                                          60,300             9,678,150
TELECOMMUNICATION SERVICES--2.0%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
IDT Corp., Cl. B 1                                                                         769,100             9,498,385
------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                        409,900             9,382,611
                                                                                                           -------------
                                                                                                              18,880,996
UTILITIES--7.1%
------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--6.1%
AES Corp. (The) 1                                                                        1,542,500            26,284,200
------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. 1                                                                         732,700            10,602,169
------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                 249,000             9,290,190
------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                   1,122,800            11,362,736
                                                                                                           -------------
                                                                                                              57,539,295
------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.0%
Sempra Energy                                                                              191,500             9,201,575
                                                                                                           -------------
Total Common Stocks (Cost $850,754,517)                                                                      930,234,680
------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with Cash Collateral from
Securities Loaned) (Cost $850,754,517)                                                                       930,234,680
------------------------------------------------------------------------------------------------------------------------


2                   |                         Oppenheimer Quest Value Fund, Inc.

Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL
                                                                                           AMOUNT                  VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.3%
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
Undivided interest of 0.12% in joint repurchase agreement (Principal
Amount/Value $2,500,000,000, with a maturity value of $2,500,313,889)
with Bank of America NA, 4.52%, dated 1/31/06, to be repurchased at
$2,960,472 on 2/1/06, collateralized by U.S. Agency Mortgages, 0.00%--
10%, 2/1/07--4/1/44, with a value of $2,550,000,000(3) (Cost $2,960,100)            $    2,960,100        $    2,960,100
------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $853,714,617)                                               99.2%          933,194,780
------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                0.8             7,591,143
                                                                                    ------------------------------------
Net Assets                                                                                   100.0%       $  940,785,923
                                                                                    ====================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes to Quarterly Statement of Investments..

3. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes to Quarterly Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $855,279,813
                                                      =============

Gross unrealized appreciation                         $107,840,289
Gross unrealized depreciation                          (29,925,322)
                                                      -------------
Net unrealized appreciation                           $ 77,914,967
                                                      =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied


3                   |                         Oppenheimer Quest Value Fund, Inc.

Oppenheimer Quest Value Fund, Inc.

STATEMENT OF INVESTMENTS  January 31, 2006/Unaudited
--------------------------------------------------------------------------------

procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of January 31, 2006, the Fund had on loan securities valued at $2,923,962. Collateral of $2,960,100 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


4                   |                         Oppenheimer Quest Value Fund, Inc.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Value Fund, Inc.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /S/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006